Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Line Items]
Business Description and Basis of Presentation
Wells Fargo & Company is a leading financial services company. We provide a diversified set of banking, investment and mortgage products and services, as well as consumer and commercial finance, to individuals, businesses and institutions throughout the U.S., and in countries outside the U.S. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us,” we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company.
Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry.
Use of Estimates	To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements, income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including:
•allowance for credit losses (Note 5 (Loans and Related Allowance for Credit Losses) and Note 3 (Available-for-Sale and Held-to-Maturity Debt Securities));
•fair value measurements (Note 6 (Mortgage Banking Activities) and Note 15 (Fair Value Measurements));
•liability for legal actions (Note 13 (Legal Actions));
•income taxes; and
•goodwill impairment (Note 7 (Intangible Assets and Other Assets)).

Actual results could differ from those estimates.

Accounting Standards Adopted in 2024
Accounting Standards Adopted in 2024
In 2024, we adopted the following new accounting guidance:
•Accounting Standards Update (ASU) 2023-02, Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method
•ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
•ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures

Consolidation
Consolidation
Our consolidated financial statements include the accounts of the Parent and our subsidiaries in which we have a controlling financial interest. When our consolidated subsidiaries follow specialized industry accounting, that accounting is retained in consolidation. Significant intercompany accounts and transactions are eliminated in consolidation.
We are also a variable interest holder in certain entities in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (collectively referred to as variable interest entities (VIEs)). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. We consolidate a VIE if we are the primary beneficiary, which is when we have both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an ongoing basis.
When we have significant influence over operating and financing decisions for a company but do not own a majority of the voting equity interests, we account for the investment using the equity method of accounting, which requires us to recognize our proportionate share of the company’s earnings. If we do not have significant influence, we account for the equity security under the fair value method, cost method or measurement alternative.
Noncontrolling interests represent the portion of net income and equity attributable to third-party owners of consolidated subsidiaries that are not wholly-owned by Wells Fargo. Substantially all of our noncontrolling interests relate to our affiliated venture capital businesses.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash are included in cash and due from banks and interest-earning deposits from banks on our consolidated balance sheet. Amounts include cash on hand, cash items in transit, and amounts due from or held with other depository institutions. See Note 26 (Regulatory Capital Requirements and Other Restrictions) for additional information on the restrictions on cash and cash equivalents.

Collateralized Financing Agreements
Collateralized Financing Agreements
Resale and repurchase agreements, as well as securities borrowing and lending agreements, are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. We monitor the fair value of securities or other assets purchased and sold as well as the collateral pledged and received. Additional collateral is pledged or returned to maintain the appropriate collateral position for the transactions. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.
We include securities purchased under securities financing agreements in federal funds sold and securities purchased under resale agreements on our consolidated balance sheet. We include collateral other than securities purchased under resale agreements in loans on our consolidated balance sheet. We include securities sold under securities financing agreements in short-term borrowings on our consolidated balance sheet. At December 31, 2024 and 2023, short-term borrowings were predominantly federal funds purchased and securities sold under agreements to repurchase.
Assets and liabilities arising from collateralized financing transactions with a single counterparty are presented net on the balance sheet provided they meet certain criteria that permit balance sheet netting. See Note 18 (Securities Financing Activities) for additional information on our offsetting policy for collateralized financing transactions with securities collateral.

Loans Held for Sale
Loans Held for Sale
Loans held for sale (LHFS) generally includes originated or purchased commercial and residential mortgage loans for sale in the securitization or whole loan market. Residential mortgage LHFS are accounted for at either fair value or the lower of cost or fair value (LOCOM) and may be measured on an individual or pool level basis. Commercial LHFS are generally accounted for at LOCOM, except for certain commercial LHFS in our trading business that are used in market-making activities where we have elected the fair value option. Commercial LHFS are generally measured on an individual basis. See Note 15 (Fair Value Measurements) for additional information regarding LHFS fair value measurements. As LHFS are measured at fair value or LOCOM, these loans do not have an allowance for loan losses and are not subject to our loan charge off policies.
Gains and losses on residential and commercial mortgage LHFS are generally recorded in mortgage banking noninterest income. Gains and losses on trading LHFS are recognized in net gains from trading activities. Gains and losses on other LHFS are recognized in other noninterest income. Direct loan origination costs and fees for LHFS under the fair value option are recognized in earnings at origination. For LHFS recorded at LOCOM, direct loan origination costs and fees are deferred at origination and are recognized in earnings at time of sale. Interest income on LHFS is calculated based upon the note rate of the loan and is recorded in interest income.
Interest rate lock commitments to originate mortgage LHFS are accounted for as derivatives and are measured at fair value. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the foreseeable future, subject to periodic review under our management evaluation processes, including corporate asset/liability management. If subsequent changes occur, including changes in interest rates, our business strategy, or other market conditions, we may change our intent to hold these loans. When management makes this determination, we immediately transfer these loans to the LHFS portfolio at LOCOM.

Loans
Loans
Loans are reported at amortized cost, reflecting their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans.
Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income generally over the contractual life of the loan using the effective interest method. Loan commitment fees collected at closing are deferred and amortized to noninterest income on a straight-line basis over the commitment period if loan funding is unlikely. Upon funding, deferred loan commitment fees are amortized to interest income over the contractual life of the loan.
Loans also include financing leases where we are the lessor (see the “Leasing Activity” section in this Note for our accounting policy for leases) and resale agreements involving collateral other than securities (see “Securities and Other Collateralized Financing Agreements” section in this Note for our accounting policy for other collateralized financing agreements).
See Note 5 (Loans and Related Allowance for Credit Losses) for additional information regarding our accounting for loans.

NONACCRUAL AND PAST DUE LOANS. We generally place loans on nonaccrual status when:
•the full and timely collection of interest or principal becomes uncertain (generally based on an assessment of the borrower’s financial condition and the adequacy of collateral, if any), such as in bankruptcy or other circumstances;
•they are 90 days (120 days with respect to residential mortgage loans) past due for interest or principal, unless the loan is both well-secured and in the process of collection;
•part of the principal balance has been charged off; or
•for junior lien mortgage loans, we have evidence that the related first lien mortgage may be 120 days past due or in the process of foreclosure regardless of the junior lien delinquency status.

Credit card loans are not placed on nonaccrual status, but are generally fully charged off when the loan reaches 180 days past due.
When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and suspend amortization of any net deferred fees. If the ultimate collectability of the recorded loan balance is in doubt on a nonaccrual loan, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan to zero and then as a recovery of prior charge-offs. Otherwise, interest income may be recognized to the extent cash is received. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.
We may re-underwrite modified loans at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower’s financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will generally remain in accruing status. Loans will be placed on nonaccrual status and we may record a charge-off if the re-underwriting did not include an evaluation of the borrower’s ability to repay or we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible. Modified loans that are placed on nonaccrual status will generally return to accrual status when repayment of principal and interest is reasonably assured and the borrower has demonstrated a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of payments made prior to a modification, if applicable).
Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.

LOAN CHARGE-OFF POLICIES. For commercial loans, we generally fully charge off or charge down to net realizable value (fair value of collateral, less estimated costs to sell) for loans secured by collateral when:
•management judges the loan to be uncollectible;
•repayment is deemed to be protracted beyond reasonable time frames;
•the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
•the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets;
•the loan is 180 days past due unless both well-secured and in the process of collection; or
•the loan is probable of foreclosure, and we have received an appraisal of less than the recorded loan balance.

For consumer loans, we fully charge off or charge down to net realizable value when deemed uncollectible due to bankruptcy or other factors, or no later than reaching a defined number of days past due, as follows:
•Residential mortgage loans – We generally charge down to net realizable value when the loan is 180 days past due and fully charge-off when the loan exceeds extended delinquency dates.
•Auto loans – We generally fully charge off when the loan is 120 days past due.
•Credit card loans – We generally fully charge off when the loan is 180 days past due.
•Unsecured loans – We generally fully charge off when the loan is 120 days past due.
•Unsecured lines – We generally fully charge off when the loan is 180 days past due.
•Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.

FORECLOSED ASSETS.  Foreclosed assets obtained through our lending activities primarily include real estate and are included in other assets. Generally, loans have been written down to their net realizable value prior to foreclosure. Any further reduction to their net realizable value is recorded with a charge to the ACL at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property. Certain government-guaranteed mortgage loans upon foreclosure are included in accounts receivable in other assets. These receivables were loans insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA) and are measured based on the balance expected to be recovered from the FHA or VA.

PURCHASED CREDIT DETERIORATED LOANS. Loans acquired that are of poor credit quality and with more than an insignificant evidence of credit deterioration since their origination or issuance are purchased credit deteriorated (PCD) loans. PCD loans are recorded at their purchase price plus an ACL estimated at the time of acquisition. Under this approach, there is no provision for credit losses recognized at acquisition; rather, there is a gross-up of the purchase price of the loan for the estimate of expected credit losses and a corresponding ACL recorded. Changes in estimates of expected credit losses after acquisition are recognized as provision for credit losses in subsequent periods. In general, interest income recognition for PCD loans is consistent with interest income recognition for similar non-PCD loans.

Allowance for Credit Losses
Allowance for Credit Losses
The ACL is management’s estimate of the current expected life-time credit losses in the loan portfolio and unfunded credit commitments, at the balance sheet date, excluding loans and unfunded credit commitments carried at fair value or held for sale. Additionally, we maintain an ACL for AFS and HTM debt securities, other financing receivables measured at amortized cost, and other off-balance sheet credit exposures. While we attribute portions of the allowance to specific financial asset classes (loan and debt security portfolios), loan portfolio segments (commercial and consumer) or major security type, the entire ACL is available to absorb credit losses of the Company.
Our ACL process involves procedures to appropriately consider the unique risk characteristics of our financial asset classes, portfolio segments, and major security types. For each loan portfolio segment and each major HTM debt security type, losses are estimated collectively for groups of loans or securities with similar risk characteristics. For loans and securities that do not share similar risk characteristics with other financial assets, the losses are estimated individually, which generally includes our nonperforming large commercial loans and non-accruing HTM debt securities. For AFS debt securities, losses are estimated at the individual security level.
Our ACL amounts are influenced by a variety of factors, including changes in loan and debt security volumes, portfolio credit quality, and general economic conditions. General economic conditions are forecasted using economic variables which will create volatility as those variables change over time. See Table 1.2 for key economic variables used for our loan portfolios.
Table 1.2: Key Economic Variables

Loan Portfolio	Key economic variables
Total commercial	• Gross domestic product • Commercial real estate asset prices, where applicable • Unemployment rate
Residential mortgage	• Home price index • Unemployment rate
Other consumer (including credit card, auto, and other consumer)	• Unemployment rate
Our approach for estimating expected life-time credit losses for loans and debt securities includes the following key components:
•An initial loss forecast period of two years for all portfolio segments and classes of financing receivables and off-balance-sheet credit exposures. This period reflects management’s expectation of losses based on forward-looking economic scenarios over that time. We forecast multiple economic scenarios that generally include a base scenario with an optimistic (upside) and one or more pessimistic (downside) scenarios, which are weighted by management to estimate future credit losses.
•Long-term average loss expectations estimated by reverting to the long-term average, on a linear basis, for each of the economic variables forecasted during the initial loss forecast period. These long-term averages are based on observations over multiple economic cycles. The reversion period, which may be up to two years, is assessed on a quarterly basis.
•The remaining contractual term of a loan is adjusted for expected prepayments and certain expected extensions, renewals, or modifications. We extend the contractual term when we are not able to unconditionally cancel contractual renewals or extension options. Credit card loans have indeterminate maturities, which requires that we determine a contractual life by estimating the application of future payments to the outstanding loan amount.
•For AFS debt securities and certain beneficial interests classified as HTM, we utilize DCF methods to measure the ACL, which incorporate expected credit losses using the conceptual components described above. For most HTM debt securities, the ACL is measured using an expected loss model, similar to the methodology used for loans.

The ACL for financial assets held at amortized cost is a valuation account that is deducted from, or added to, the amortized cost basis of the financial assets to present the net amount expected to be collected. When credit expectations change, the valuation account is adjusted with changes reported in provision for credit losses. If amounts previously charged off are subsequently expected to be collected, we may recognize a negative allowance, which is limited to the amount that was previously charged off. For financial assets with an ACL estimated using DCF methods, changes in the ACL due to the passage of time are recorded in interest income. The ACL for AFS debt securities reflects the amount of unrealized loss related to expected credit losses, limited by the amount that fair value is less than the amortized cost basis (fair value floor) and cannot have an associated negative allowance.
For certain financial assets, such as residential real estate loans guaranteed by the Government National Mortgage Association (GNMA), an agency of the federal government, U. S. Treasury and Agency mortgage-backed debt securities and certain sovereign debt securities, the Company has not recognized an ACL as our expectation of loss is zero, based on historical losses and consideration of current and forecasted conditions.
For financial assets that are collateral-dependent, we use the fair value of the collateral to measure the ACL. If we intend to sell the underlying collateral, we will measure the ACL based on the collateral’s net realizable value. In most situations, based on our charge-off policies, we will immediately write-down the financial asset to the fair value of the collateral or net realizable value. For consumer loans, collateral-dependent financial assets may have collateral in the form of residential real estate, autos or other personal assets. For commercial loans, collateral-dependent financial assets may have collateral in the form of commercial real estate or other business assets.
We do not generally record an ACL for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with our non-accrual and past due policies for loans and debt securities. For consumer credit card and certain consumer lines of credit, we include an ACL for accrued interest and fees since these loans are neither placed on nonaccrual status nor written off until the loan is 180 days past due. Accrued interest receivables are included in other assets, except for certain revolving loans, such as credit card loans.

COMMERCIAL LOAN PORTFOLIO SEGMENT ACL METHODOLOGY. Generally, commercial loans, which include net investments in lease financing, are assessed for estimated losses by grading each loan using various risk factors as identified through periodic reviews. Our estimation approach for the commercial portfolio reflects the estimated probability of default in accordance with the borrower’s financial strength and the severity of loss in the event of default, considering the quality of any underlying collateral. Probability of default, loss severity at the time of default, and exposure at default are statistically derived through historical observations of default and losses after default within each credit risk rating. These estimates are adjusted as appropriate for risks identified from current and forecasted economic conditions and credit quality trends. Unfunded credit commitments are evaluated based on a conversion factor to derive a funded loan equivalent amount. The estimated probability of default and loss severity at the time of default are applied to the funded loan equivalent amount to estimate losses for unfunded credit commitments.

CONSUMER LOAN PORTFOLIO SEGMENT ACL METHODOLOGY. For consumer loans, we determine the allowance using a pooled approach based on the individual risk characteristics of the loans within those pools. Quantitative modeling methodologies that estimate probability of default, loss severity at the time of default and exposure at default are typically leveraged to estimate expected loss. These methodologies pool loans, generally by product types with similar risk characteristics, such as residential real estate mortgages, auto loans and credit cards. As appropriate and to achieve greater accuracy, we may further stratify selected portfolios by sub-product, risk pool, loss type, geographic location and other predictive characteristics. We use attributes such as delinquency status, Fair Isaac Corporation (FICO) scores, and loan-to-value ratios (where applicable) in the development of our consumer loan models, in addition to home price trends, unemployment trends, and other economic variables that may influence the frequency and severity of losses in the consumer portfolio.

OTHER QUALITATIVE FACTORS. The ACL includes amounts for qualitative factors which may not be adequately reflected in our loss models. These amounts represent management’s judgment of risks related to the processes and assumptions used in establishing the ACL. Generally, these amounts are established at a granular level below our loan portfolio segments. We also consider economic environmental factors, modeling assumptions and performance, process risk, and other subjective factors, including industry trends and emerging risk assessments.
OFF-BALANCE SHEET CREDIT EXPOSURES. Our off-balance sheet credit exposures include unfunded loan commitments (generally in the form of revolving lines of credit), financial guarantees not accounted for as insurance contracts or derivatives, including standby letters of credit, and other similar instruments. For off-balance sheet credit exposures, we recognize an ACL associated with the unfunded amounts. We do not recognize an ACL for commitments that are unconditionally cancelable at our discretion. Additionally, we recognize an ACL for financial guarantees that create off-balance sheet credit exposure, such as loans sold with credit recourse and factoring guarantees. ACL for off-balance sheet credit exposures are reported as a liability in accrued expenses and other liabilities on our consolidated balance sheet.

OTHER FINANCIAL ASSETS. Other financial assets are evaluated for expected credit losses. These other financial assets include accounts receivable for fees, receivables from government-sponsored enterprises, such as Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and GNMA, and other accounts receivables from high-credit quality counterparties, such as central clearing counterparties. Many of these financial assets are generally not expected to have an ACL as there is a zero loss expectation (e.g., government guarantee) based on no historical credit losses and consideration of current and forecasted conditions. Some financial assets, such as loans to employees, maintain an ACL that is presented on a net basis with the related amortized cost amounts in other assets on our consolidated balance sheet. A provision for credit losses is not recognized separately from the regular income or expense associated with these financial assets.
Securities purchased under resale agreements are generally over-collateralized by securities or cash and short-term in nature. We have elected the practical expedient for these financial assets given collateral maintenance provisions. These provisions require that we monitor the collateral value and customers are required to replenish collateral, if needed. Accordingly, we generally do not maintain an ACL for these financial assets.
See Note 5 (Loans and Related Allowance for Credit Losses) for additional information.

Leasing Activity, As Lessor
Leasing Activity
AS LESSOR. We lease equipment to our customers under financing or operating leases. Financing leases, which includes both direct financing and sales-type leases, are presented in loans and are recorded at the discounted amounts of lease payments receivable plus the estimated residual value of the leased asset. Leveraged leases, which are a form of financing leases, are reduced by related non-recourse debt from third-party investors. Lease payments receivable reflect contractual lease payments adjusted for renewal or termination options that we believe the customer is reasonably certain to exercise. The residual value reflects our best estimate of the expected sales price for the equipment at lease termination based on sales history adjusted for recent trends in the expected exit markets. Many of our leases allow the customer to extend the lease at prevailing market terms or purchase the asset for fair value at lease termination.
Our allowance for loan losses for financing leases considers both the collectability of the lease payments receivable as well as the estimated residual value of the leased asset. We typically purchase residual value insurance on our financing leases to reduce the risk of loss at lease termination.
In connection with a lease, we may finance the customer’s purchase of other products or services from the equipment vendor and allocate the contract consideration between the use of the asset and the purchase of those products or services. Amounts allocated are reported in loans as commercial and industrial loans, rather than as lease financing.
Our primary income from financing leases is interest income recognized using the effective interest method. Variable lease revenue, such as reimbursement for property taxes, are included in lease income within noninterest income.
Operating lease assets are presented in other assets, net of accumulated depreciation. Periodic depreciation expense is recorded on a straight-line basis over the estimated useful life of the leased asset and are included in other noninterest expense. Operating lease assets are reviewed periodically for impairment and an impairment loss is recognized if the carrying amount of operating lease assets exceeds fair value and is not recoverable. Recoverability is evaluated by comparing the carrying amount of the leased assets to undiscounted cash flows expected through the operation or sale of the asset. Impairment charges for operating lease assets are included in other noninterest income.
Operating lease rental income for leased assets is recognized in lease income within noninterest income on a straight-line basis over the lease term. Variable revenue on operating leases include reimbursements of costs, including property taxes, which fluctuate over time, as well as rental revenue based on usage. For leases of railcars, revenue for maintenance services provided under the lease is recognized in lease income.
We elected to exclude from revenue and expenses any sales tax incurred on lease payments which are reimbursed by the lessee. Substantially all of our leased assets are protected against casualty loss through third-party insurance.

Leasing Activity, As Lessee
AS LESSEE. We enter into lease agreements to obtain the right to use assets for our business operations, which includes real estate such as office space and branches. Lease liabilities and right-of-use (ROU) assets are recognized when we enter into operating or financing leases and represent our obligations and rights to use these assets over the period of the leases and may be re-measured for certain modifications.
Operating lease liabilities include fixed and in-substance fixed payments for the contractual duration of the lease, adjusted for renewals or terminations which were considered probable of exercise when measured. The lease payments are discounted using a rate that approximates a collateralized borrowing rate for the estimated duration of the lease as the implicit discount rate is typically not known. The discount rate is updated when re-measurement events occur. The related operating lease ROU assets may differ from operating lease liabilities due to initial direct costs, deferred or prepaid lease payments and lease incentives.
We present operating lease liabilities in accrued expenses and other liabilities and the related operating lease ROU assets in other assets. The amortization of operating lease ROU assets and the accretion of operating lease liabilities are reported together as fixed lease expense and are included in occupancy expense within noninterest expense. The fixed lease expense is recognized on a straight-line basis over the life of the lease.
Some operating leases include variable lease payments and are recognized as incurred in net occupancy expense within noninterest expense.
We account for maintenance or other services incurred under our leases as lease payments. We exclude certain asset classes, with original terms of less than one year from the operating lease ROU assets and lease liabilities. The related short-term lease expense is included in net occupancy expense. Finance lease liabilities are presented in long-term debt and the associated finance ROU assets are presented in premises and equipment.
See Note 8 (Leasing Activity) for additional information.

Deposits, Short-term Borrowings and Long-term Debt
Deposits, Short-term Borrowings, and Long-term Debt
Customer deposits, short-term borrowings, and long-term debt are carried at amortized cost, unless we have elected the fair value option. For example, we elect the fair value option for certain structured debt liabilities. We generally report borrowings with original maturities of one year or less as short-term borrowings and borrowings with original maturities of greater than one year as long-term debt on our consolidated balance sheet. We do not reclassify long-term debt to short-term borrowings within a year of maturity.
Refer to Note 9 (Deposits) for further information on deposits, Note 10 (Long-Term Debt) for further information on long-term debt, and Note 15 (Fair Value Measurements) for additional information on fair value, including fair value option elections.

Securitizations and Beneficial Interests
Securitizations and Beneficial Interests
Securitizations are transactions in which financial assets are sold to a Special Purpose Entity (SPE), which then issues beneficial interests collateralized by the transferred financial assets. Beneficial interests are generally issued in the form of senior and subordinated interests, and in some cases, we may obtain beneficial interests issued by the SPE. Additionally, from time to time, we may re-securitize certain financial assets in a new securitization transaction.
The assets and liabilities transferred to a SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.
For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests or mortgage servicing rights) and all liabilities incurred. We record a gain or loss in noninterest income for the difference between assets obtained (net of liabilities incurred) and the carrying amount of the assets sold. Beneficial interests obtained from, and liabilities incurred in, securitizations with off-balance sheet entities may include debt and equity securities, loans, MSRs, derivative assets and liabilities, other assets, and other obligations such as liabilities for mortgage repurchase losses or long-term debt and are accounted for as described within this Note. See Note 16 (Securitizations and Variable Interest Entities) for additional information about our involvement with SPEs.

Mortgage Servicing Rights
Mortgage Servicing Rights
We recognize mortgage servicing rights (MSRs) resulting from a sale or securitization of mortgage loans that we originate or through a direct purchase of such rights. Our residential MSRs are accounted for at fair value, with changes in fair value reported in mortgage banking income in the period in which the change occurs.
Commercial MSRs are initially recorded at fair value and are subsequently measured at LOCOM and amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in mortgage banking noninterest income, analyzed monthly and adjusted to reflect changes in prepayment rates, as well as other factors.
Commercial MSRs are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation allowance is established. The valuation and sensitivity of MSRs is discussed further in Note 6 (Mortgage Banking Activities),
Note 15 (Fair Value Measurements) and Note 16 (Securitizations and Variable Interest Entities).

Premises and Equipment
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. We use the straight-line method of depreciation and amortization. Depreciation and amortization expense for premises and equipment was $1.4 billion in 2024, $1.3 billion in 2023, and $1.2 billion in 2022. Estimated useful lives range up to 40 years for buildings and improvements, up to 10 years for furniture and equipment, and the shorter of the estimated useful life (up to 8 years) or the lease term for leasehold improvements.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
GOODWILL. Goodwill is recorded for business combinations when the purchase price is higher than the fair value of the acquired net assets, including identifiable intangible assets.
We assess goodwill for impairment at a reporting unit level on an annual basis or more frequently in certain circumstances. We have determined that our reporting units are at the reportable operating segment level or one level below. We identify the reporting units based on how the segments and reporting units are managed, taking into consideration the economic characteristics, nature of the products and services, and customers of the segments and reporting units. We allocate goodwill to applicable reporting units at the time we acquire a business and we may reallocate goodwill when we have a significant business reorganization. If we sell a business, a portion of goodwill is included with the carrying amount of the divested business.
We have the option of performing a qualitative assessment of goodwill. We may also elect to bypass the qualitative test and proceed directly to a quantitative test. If we perform a qualitative assessment of goodwill to test for impairment and conclude it is more likely than not that a reporting unit’s fair value is greater than its carrying amount, quantitative tests are not required. However, if we determine it is more likely than not that a reporting unit’s fair value is less than its carrying amount, we complete a quantitative assessment to determine if there is goodwill impairment. We apply various quantitative valuation methodologies, including discounted cash flow and earnings multiple approaches, to determine the estimated fair value, which is compared with the carrying value of each reporting unit. A goodwill impairment loss is recognized if the fair value is less than the carrying amount, including goodwill. The goodwill impairment loss is limited to the amount of goodwill allocated to the reporting unit. We recognize impairment losses as a charge to other noninterest expense and a reduction to the carrying value of goodwill. Subsequent reversals of goodwill impairment are prohibited.

OTHER INTANGIBLES. We amortize customer relationship intangible assets on an accelerated basis over useful lives not exceeding 10 years. We review intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Derivatives and Hedging Activities
Derivatives and Hedging Activities
DERIVATIVES. We recognize all derivatives at fair value. On the date we enter into a derivative contract, we categorize the derivative as either an accounting hedge, economic hedge, or part of our customer accommodation trading portfolio.
Accounting hedges are either fair value or cash flow hedges. Fair value hedges represent the hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment. Cash flow hedges represent the hedge of a forecasted transaction or the variability of cash flows to be paid or received related to a recognized asset or liability.
Economic hedges and customer accommodation trading derivatives do not qualify for, or we have elected not to apply, hedge accounting. Economic hedges are derivatives we use to manage interest rate, foreign currency and certain other risks associated with our non-trading activities. Our customer accommodation trading portfolio represents derivatives related to our trading business activities. We report changes in the fair values of economic hedges and customer accommodation trading derivatives in noninterest income or noninterest expense.

FAIR VALUE HEDGES. We record changes in the fair value of the derivative in earnings, except for certain derivatives in which a portion is recorded to OCI. We record basis adjustments to the amortized cost of the hedged asset or liability due to the changes in fair value related to the hedged risk, except for basis adjustments related to active portfolio layer method hedges which are maintained at a portfolio level and not allocated to the individual assets in the portfolio. The offset to fair value hedge basis adjustments is recorded in earnings. We present derivative gains or losses in the same income statement category as the hedged asset or liability, as follows:
•For fair value hedges of interest rate risk, amounts are reflected in net interest income;
•For hedges of foreign currency risk, amounts representing the fair value changes less the accrual for periodic cash flow settlements are reflected in noninterest income. The periodic cash flow settlements are reflected in net interest income;
•For hedges of both interest rate risk and foreign currency risk, amounts representing the fair value change less the accrual for periodic cash flow settlements is attributed to both net interest income and noninterest income. The periodic cash flow settlements are reflected in net interest income.

The entire derivative gain or loss is included in the assessment of hedge effectiveness for all fair value hedge relationships, except for hedges of foreign-currency denominated AFS debt securities and long-term debt liabilities hedged with cross-currency swaps. The change in fair value of these swaps attributable to cross-currency basis spread changes is excluded from the assessment of hedge effectiveness. The initial fair value of the excluded component is amortized to net interest income and the difference between changes in fair value of the excluded component and the amount recorded in earnings is recorded in OCI.

CASH FLOW HEDGES. We record changes in the fair value of the derivative in OCI. We subsequently reclassify gains and losses from these changes in fair value from OCI to earnings in the same period(s) that the hedged transaction affects earnings and in the same income statement category as the hedged item. The entire gain or loss on these derivatives is included in the assessment of hedge effectiveness.

DOCUMENTATION AND EFFECTIVENESS ASSESSMENT FOR ACCOUNTING HEDGES. For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. Evaluation of hedge effectiveness assesses whether the derivative designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows. We assess hedge effectiveness using regression analysis, both at inception of the hedging relationship and on an ongoing basis. For portfolio layer method fair value hedges, an assessment test is also performed at inception of the hedging relationship and on an ongoing basis to support our expectation that the hedged item is anticipated to be outstanding for the designated hedge period.

DISCONTINUING HEDGE ACCOUNTING. We are required to discontinue hedge accounting prospectively when a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, the forecasted transaction is no longer probable of occurring in a cash flow hedge, or the hedged item is no longer anticipated to be outstanding for the designated hedge period in a portfolio layer method hedge. We may voluntarily discontinue hedge accounting at any time. Any derivatives we continue to hold that are no longer designated as fair value or cash flow hedges are recognized as economic hedges or customer accommodation trading derivatives.
For discontinued fair value hedges, the cumulative basis adjustments to the hedged item and accumulated amounts reported in OCI are accounted for in the same manner as other components of the carrying amount of the asset or liability. For example, for financial debt instruments such as AFS debt securities, loans or long-term debt, these amounts are amortized into net interest income over the remaining life of the asset or liability similar to other amortized cost basis adjustments. Any portfolio level basis adjustments related to discontinued hedged items under the portfolio layer method are allocated to remaining securities in the portfolio on a proportionate basis. If the hedged item is derecognized, the accumulated amounts reported in OCI are immediately reclassified to net interest income.
For discontinued cash flow hedges in which the original hedged forecasted transaction will probably occur, the accumulated gains and losses reported in OCI continue to be reclassified to earnings in the same period(s) the originally forecasted transaction affects earnings at which point the related OCI amount is reclassified to net interest income. If it becomes probable that the forecasted transaction will no longer occur, the accumulated gains and losses reported in OCI are immediately reclassified to noninterest income.

EMBEDDED DERIVATIVES. We may enter into hybrid financial instruments that embody an embedded derivative and a host contract. For certain structured debt liabilities issued by our trading business, the fair value option is elected to account for the entire hybrid instrument at fair value with changes in fair value recorded to earnings. If the fair value option is not elected, we may be required to separately record the embedded derivative at fair value from the host contract where the remaining host contract is reported as the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. Bifurcated derivatives are carried at fair value and accounted for in accordance with its categorization as an accounting hedge, economic hedge, or customer accommodation trading derivative. The accounting for the remaining host contract is the same as other assets and liabilities of a similar type and reported on our consolidated balance sheet based upon the accounting classification of the instrument.

COUNTERPARTY CREDIT RISK AND NETTING. By using derivatives, we are exposed to counterparty credit risk, which is the risk that counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, our counterparty credit risk is equal to the amount reported as a derivative asset on our consolidated balance sheet. We minimize counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. To the extent derivatives are subject to legally enforceable master netting arrangements with the same counterparty, derivative assets and liabilities and related cash collateral receivable or payable amounts are reported net on our consolidated balance sheet.
Cash collateral exchanged for derivatives cleared with centrally cleared counterparties is recorded as a reduction to derivative fair value asset and liability amounts. Cash collateral exchanged related to over-the-counter bilateral derivatives is recorded as separate non-derivative receivables or payables. Cash collateral related to centrally cleared derivatives, also referred to as variation margin, is exchanged based upon derivative fair value changes, typically on a one-day lag. For additional information on our derivatives and hedging activities, see Note 14 (Derivatives).

Pension Accounting
Pension Accounting
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. We also sponsor nonqualified defined benefit plans that provide supplemental defined benefit pension benefits to certain eligible employees. We account for our defined benefit pension plans using an actuarial model. Principal assumptions used in determining the net periodic pension cost and the pension obligation include the discount rate, the expected long-term rate of return on plan assets and projected mortality rates.
A single weighted-average discount rate is used to estimate the present value of our future pension benefit obligations. We determine the discount rate using a yield curve derived from a broad-based population of high-quality corporate bonds with maturity dates that closely match the estimated timing of the expected benefit payments.
We use the full year curve approach to estimate the interest cost component of pension expense for our principal defined benefit and postretirement plans. The full yield curve approach aligns specific spot rates along the yield curve to the projected benefit payment cash flows.
The determination of our expected long-term rate of return on plan assets is highly quantitative by nature. We evaluate the current asset allocations and expected returns using forward-looking capital market assumptions. We use the resulting projections to derive a baseline expected rate of return for the Cash Balance Plan’s prescribed asset mix.
Mortality rate assumptions are based on mortality tables published by the Society of Actuaries adjusted to reflect our specific experience.
At year end, we re-measure our defined benefit plan liabilities and related plan assets and recognize any resulting actuarial gain or loss in OCI. We generally amortize net actuarial gain or loss in excess of a 5% corridor from AOCI into net periodic pension cost over the estimated average remaining participation period, which at December 31, 2024, is 17 years. See Note 22 (Employee Benefits) for additional information on our pension accounting.

Income Taxes
Income Taxes
We file income tax returns in the jurisdictions in which we operate and evaluate income tax expense in two components: current and deferred income tax expense. Current income tax expense represents our estimated taxes to be paid or refunded for the current period and includes income tax expense related to uncertain tax positions. Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement. Tax benefits not meeting our realization criteria represent unrecognized tax benefits.
Deferred income taxes are based on the balance sheet method and deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Under the balance sheet method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax basis of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. A valuation allowance reduces deferred tax assets to the realizable amount.
See Note 23 (Income Taxes) for a further description of our provision for income taxes and related income tax assets and liabilities.

Stock-Based Compensation
Stock-Based Compensation
Our long-term incentive plans provide awards for employee services in various forms, such as restricted share rights (RSRs) and performance share awards (PSAs).
Stock-based awards are measured at fair value on the grant date. The cost is recognized in personnel expense, net of actual forfeitures, in our consolidated statement of income normally over the vesting period of the award; awards with graded vesting are expensed on a straight-line method. Awards to employees who are retirement eligible at the grant date are subject to immediate expensing upon grant. Awards to employees who become retirement eligible before the final vesting date are expensed between the grant date and the date the employee becomes retirement eligible. Except for retirement and other limited circumstances, RSRs are canceled when employment ends.
For PSAs, compensation expense fluctuates based on the estimated outcome of meeting the performance conditions. The total expense that will be recognized on these awards is finalized upon the completion of the performance period.
For additional information on our stock-based employee compensation plans, see Note 12 (Common Stock and Stock Plans).

Earnings Per Common Share
Earnings Per Common Share
We compute earnings per common share by dividing net income applicable to common stock (net income less dividends on preferred stock and the excess of consideration transferred over carrying value of preferred stock redeemed, if any) by the average number of common shares outstanding during the period. We compute diluted earnings per common share using net income applicable to common stock and adding the effect of common stock equivalents (e.g., restricted share rights) that are dilutive to the average number of common shares outstanding during the period.

Fair Value Measurements
Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on an exit price notion that maximizes the use of observable inputs and minimizes the use of unobservable inputs.
We measure our assets and liabilities at fair value when we are required to record them at fair value, when we have elected the fair value option and to fulfill fair value disclosure requirements. Assets and liabilities are recorded at fair value on a recurring or nonrecurring basis. Assets and liabilities that are recorded at fair value on a recurring basis require a fair value measurement at each reporting period. Assets and liabilities that are recorded at fair value on a nonrecurring basis are adjusted to fair value only as required through write-downs of individual assets and the application of accounting methods such as LOCOM and the measurement alternative.
We classify our assets and liabilities measured at fair value based upon a three-level hierarchy that assigns the highest priority to unadjusted quoted prices in active markets and the lowest priority to unobservable inputs. The three levels are as follows:
•Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.
•Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
•Level 3 – Valuation is generated from techniques that use one or more significant assumptions that are not observable in the market. These unobservable assumptions reflect our estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of discounted cash flow models, market comparable pricing, option pricing models, and similar techniques. Significant unobservable inputs used in our Level 3 fair value measurements include discount rates, default rates, comparability adjustments, and prepayment rates.

The classification of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy and transfers between Level 1, Level 2, and Level 3 accordingly. Observable market data includes but is not limited to quoted prices and market transactions.
Changes in economic conditions or market liquidity generally will drive changes in availability of observable market data. Changes in availability of observable market data, which also may result in changing the valuation technique used, are generally the cause of transfers between Level 1, Level 2, and Level 3. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.
See Note 15 (Fair Value Measurements) for a more detailed discussion of the valuation methodologies that we apply to our assets and liabilities.

Subsequent Events
Subsequent Events
We have evaluated the effects of events that have occurred subsequent to December 31, 2024, and there have been no material events that would require recognition in our 2024 consolidated financial statements or disclosure in the Notes to the consolidated financial statements.

Trading Securities And Trading Assets [Member]
Significant Accounting Policies [Line Items]
Securities
Trading Activities
We engage in trading activities to accommodate the investment and risk management activities of our customers. These activities predominantly occur in our Corporate and Investment Banking reportable operating segment. Trading assets and liabilities include debt securities, equity securities, loans held for sale, derivatives, structured debt liabilities, and short sales, which are reported within our consolidated balance sheet based on the accounting classification of the instrument. In addition, certain instruments that we have elected to account for under the fair value method, such as debt securities that are held for investment purposes and structured debt liabilities, are classified as trading.
Our trading assets and liabilities are carried on our consolidated balance sheet at fair value with changes in fair value recognized in net gains from trading and securities within noninterest income. Interest income and interest expense are recognized in net interest income.
Customer accommodation trading activities include our actions as an intermediary to buy and sell financial instruments and market-making activities. We also take positions to manage our exposure to customer accommodation activities. We hold financial instruments for trading in long positions, as well as short positions, to facilitate our trading activities. As an intermediary, we interact with market buyers and sellers to facilitate the purchase and sale of financial instruments to meet the anticipated or current needs of our customers. For example, we may purchase or sell a derivative to a customer who wants to manage interest rate risk exposure. We typically enter into an offsetting derivative or security position to manage our exposure to the customer transaction. We earn income based on the transaction price difference between the customer transaction and the offsetting position, which is reflected in earnings where the fair value changes and related interest income and expense of the positions are recorded.
Our market-making activities include taking long and short trading positions to facilitate customer order flow. These activities are typically executed on a short-term basis. As a market-maker we earn income due to: (1) the difference between the price paid or received for the purchase and sale of the security (bid-ask spread), (2) the net interest income of the positions, and (3) the changes in fair value of the trading positions held on our consolidated balance sheet. Additionally, we may enter into separate derivative or security positions to manage our exposure related to our long and short trading positions taken in our market-making activities. Income earned on these market-making activities are reflected in earnings where the fair value changes and related interest income and expense of the positions are recorded.

Debt securities [Member]
Significant Accounting Policies [Line Items]
Securities
Available-for-Sale and Held-to-Maturity Debt Securities
Our investments in debt securities that are not held for trading purposes are classified as either available-for-sale (AFS) or held-to-maturity (HTM).
Investments in debt securities for which the Company has the positive intent and ability to hold to maturity are classified as HTM. HTM debt securities are recognized at amortized cost, net of the allowance for credit losses (ACL). Our remaining investments in debt securities not held for trading purposes are classified as AFS. AFS debt securities are recognized at fair value, with unrealized gains and losses reported in other comprehensive income (OCI). Unrealized gains and losses reported in OCI are based on the difference between amortized cost and fair value, net of the ACL and applicable income taxes. For both AFS and HTM debt securities, amortized cost is the unpaid principal amount, net of unamortized basis adjustments. Basis adjustments may include purchase premiums or discounts, fair value hedge accounting basis adjustments, fair value write-downs related to recognition of intent or required to sell impairment losses, and charge-offs or recoveries of amounts deemed uncollectible. Accrued interest receivable is not included in the amortized cost. See Note 3 (Available-for-Sale and Held-to-Maturity Debt Securities) for additional information.

INTEREST INCOME AND GAIN/LOSS RECOGNITION. Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the effective interest method, except for purchased callable debt securities carried at a premium. For purchased callable debt securities carried at a premium, the premium is amortized into interest income to the next call date using the effective interest method. As principal repayments are received on securities (e.g., mortgage-backed securities (MBS)), a proportionate amount of the related premium or discount is recognized in income such that the effective interest rate on the remaining portion of the security continues unchanged.
We recognize realized gains and losses on the sale of debt securities in net gains from trading and securities within noninterest income using the specific identification method.
IMPAIRMENT AND CREDIT LOSSES. Unrealized losses on AFS debt securities are driven by a number of factors, including changes in interest rates and credit spreads which impact most types of debt securities, and prepayment rates which impact MBS and collateralized loan obligations (CLO). Additional considerations for certain types of AFS debt securities include:
•Debt securities of U.S. Treasury and federal agencies, including federal agency MBS, are not impacted by credit movements given the explicit or implicit guarantees provided by the U.S. government.
•Debt securities of U.S. states and political subdivisions are most impacted by changes in the relationship between municipal and term funding credit curves rather than by changes in the credit quality of the underlying securities.
•Structured securities, such as MBS and CLO, are also impacted by changes in projected collateral losses of assets underlying the security.

For AFS debt securities where fair value is less than amortized cost basis, we recognize impairment in earnings if we have the intent to sell the security or if it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. Impairment is recognized in net gains on trading and securities within noninterest income equal to the difference between the amortized cost basis, net of ACL, and the fair value of the AFS debt security. Following the recognition of this impairment, the AFS debt security’s new amortized cost basis is fair value.
For AFS debt securities where fair value is less than amortized cost basis where we did not recognize impairment in earnings, we record an ACL as of the balance sheet date to the extent unrealized loss is due to credit losses. See the “Allowance for Credit Losses” section in this Note for our accounting policies relating to the ACL for debt securities, which also includes debt securities classified as HTM.

TRANSFERS BETWEEN CATEGORIES OF DEBT SECURITIES. Transfers of debt securities from the AFS to HTM classification are recorded at fair value, and accordingly the amortized cost of the security transferred to HTM is adjusted to fair value. Unrealized gains or losses reported in AOCI at the transfer date are amortized into earnings over the same period as the unamortized premiums and discounts using the effective interest method. Any ACL previously recorded under the AFS debt security model is reversed and an ACL under the HTM debt security model is re-established. The reversal and re-establishment of the ACL are recorded in provision for credit losses.
Transfers of debt securities from the HTM to AFS classification are recorded at fair value. The HTM amortized cost becomes the AFS amortized cost, and the debt security is remeasured at fair value with the unrealized gains and losses reported in OCI. Any ACL previously recorded under the HTM debt security model is reversed and an ACL under the AFS debt security model is re-established. The reversal and re-establishment of the ACL are recorded in provision expense. Transfers from HTM to AFS are only expected to occur under limited circumstances.

NONACCRUAL AND PAST DUE, AND CHARGE-OFF POLICIES. We generally place debt securities on nonaccrual status using factors similar to those described for loans. When we place a debt security on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and suspend the amortization of premiums and accretion of discounts. If the ultimate collectability of the principal is in doubt on a nonaccrual debt security, any cash collected is first applied to reduce the security’s amortized cost basis to zero, followed by recovery of amounts previously charged off, and subsequently to interest income. Generally, we return a debt security to accrual status when all delinquent interest and principal become current under the contractual terms of the security and collectability of remaining principal and interest is no longer doubtful.
Our debt securities are considered past due when contractually required principal or interest payments have not been made on the due dates.
Our charge-off policy for debt securities is similar to our charge-off policy for commercial loans. Subsequent to charge-off, the debt security will be designated as nonaccrual and follow the process described above for any cash received.

Equity securities [Member]
Significant Accounting Policies [Line Items]
Securities
Equity Securities
Equity securities are investments that represent noncontrolling ownership interests in third-party entities, such as corporations, partnerships, or limited liability companies. Marketable equity securities have readily determinable fair values and are predominantly used in our trading activities. Marketable equity securities are carried at fair value with realized and unrealized gains and losses recognized in net gains from trading and securities in noninterest income. Dividend income from marketable equity securities is recognized in interest income.
Nonmarketable equity securities do not have readily determinable fair values and are accounted for using one of the following accounting methods:
•Fair value through net income: This method is an election. The securities are carried at fair value with unrealized gains or losses recognized in net gains from trading and securities in noninterest income;
•Equity method: This method is applied when we have the ability to exert significant influence over the investee. The securities are initially recorded at cost and adjusted for our share of the investee’s earnings or losses, less any dividends received and impairment. Equity method adjustments for our share of the investee’s earnings or losses are recognized in other noninterest income, except for venture capital investments which are recognized in net gains from trading and securities in noninterest income. Distributions received from the investee, including dividends, are recognized as a reduction of the investment carrying value;
•Proportional amortization method: This method is applied to affordable housing and renewable energy investments if certain eligibility criteria are met. The investments are initially recorded at cost plus unfunded commitments that are either legally binding or contingent but probable of funding and are amortized in proportion to the income tax credits and income tax benefits received. The amortization of the investments and the related tax impacts are recognized on a net basis in income tax expense;
•Cost method: This method is required for specific securities, such as Federal Reserve Bank stock and Federal Home Loan Bank stock. These securities are carried at cost less any impairment;
•Measurement alternative: This method is used for all remaining nonmarketable equity securities. These securities are initially recorded at cost and are remeasured to fair value upon either (1) an observable price change in an orderly transaction of the same or similar security of the same issuer; or (2) impairment.

Realized and unrealized gains and losses from nonmarketable equity securities, including impairment losses and measurement alternative fair value remeasurements, are recognized in net gains from trading and securities in noninterest income. Dividend income from nonmarketable equity securities, other than equity method securities, is recognized in interest income.
Our review for impairment for nonmarketable equity securities not carried at fair value includes an analysis of the facts and circumstances of each security, such as the expectations of the issuer’s cash flows, capital needs, and the viability of its business model, as well as our intent or requirement to sell the security. When the fair value of an equity method or cost method investment is less than its carrying value, we write-down the security to fair value when the decline in value is considered to be other than temporary. The determination of whether an impairment is other than temporary includes a number of factors including the financial condition and near-term prospects of the issuer as well as the length of time and extent of the impairment. When the fair value of an investment accounted for using the measurement alternative is less than its carrying value, we write-down the security to fair value without the consideration of anticipated recovery.
See Note 4 (Equity Securities) for additional information.

Accounting Standards Update 2023-02 [Member]
Significant Accounting Policies [Line Items]
Accounting Standards Adopted in 2024
ASU 2023-02 expands the use of the proportional amortization method of accounting for tax credit investments, which previously was limited to affordable housing investments that generate low-income housing tax credits. Upon adoption of the Update, an entity may elect to account for equity investments that generate income tax credits and benefits using the proportional amortization method if certain eligibility criteria are met.
The proportional amortization method amortizes the cost of a tax credit investment in proportion to the income tax credits and income tax benefits received. The amortization and related income tax credits and benefits are recorded on a net basis within income tax expense. The cost of an investment includes unfunded commitments that are either legally binding or contingent but probable of funding. Such unfunded commitments are not recognized under other methods of accounting.
We adopted the Update on January 1, 2024, on a modified retrospective basis with a cumulative effect adjustment to retained earnings. Upon adoption, we elected to account for eligible investments in our renewable energy tax credit portfolio using the proportional amortization method. These investments were previously accounted for using the equity method. We also elected to continue use of the proportional amortization method to account for our affordable housing investments. In addition, we elected to classify liabilities recognized for unfunded commitments related to proportional amortization method investments in accrued expenses and other liabilities on our consolidated balance sheet, including a change to unfunded commitments for affordable housing investments that were previously included in long-term debt. Prior period amounts were not impacted by these accounting changes.

Table 1.1 presents the transition adjustments recorded upon the adoption of ASU 2023-02 as of January 1, 2024.
Table 1.1: Transition Adjustment of ASU 2023-02

(in millions)	Dec 31, 2023	Transition adjustment upon adoption	Jan 1, 2024
Selected Balance Sheet Data
Equity securities	$57,336	1,700	59,036
Other assets	78,815	548	79,363
Accrued expenses and other liabilities	71,210	7,333	78,543
Long-term debt	207,588	(4,927)	202,661
Retained earnings	201,136	(158)	200,978
ASU 2022-03 clarifies the guidance regarding the measurement of fair value of equity securities subject to contractual restrictions that prohibit the sale of the security. Specifically, that such restrictions are not part of the unit of account of the security and therefore are not considered when measuring fair value. We adopted the Update on January 1, 2024, on a prospective basis. The Update did not have a material impact to our consolidated financial statements.
ASU 2023-07 expands the disclosures about a public entity’s reportable segments, primarily through enhanced disclosures about significant segment expenses. Specifically, the Update requires a public entity to disclose, on an interim and annual basis, its significant expense categories and amounts for each reportable segment that are regularly provided to the chief operating decision maker (CODM) and included in each reported measure of a segment’s profit or loss. The Update requires a public entity to disclose the title and position of the individual or the name of the group or committee identified as the CODM and disclose how the CODM uses each reported measure of segment profit or loss to assess performance and allocate resources. The Update also amends current guidance by permitting a public entity to report multiple measures of a segment’s profit or loss and clarifies that single reportable segment entities are subject to Topic 280 in its entirety. Additionally, the Update expands the current interim disclosure requirements to require that nearly all of the annual segment disclosures also be made on an interim basis. We adopted the Update on December 31, 2024, on a retrospective basis and accordingly, have recast our prior period segment reporting disclosures as of the earliest period presented to conform to the current period presentation.

Accounting Standards Update 2022-03 [Member]
Significant Accounting Policies [Line Items]
Accounting Standards Adopted in 2024
ASU 2022-03 clarifies the guidance regarding the measurement of fair value of equity securities subject to contractual restrictions that prohibit the sale of the security. Specifically, that such restrictions are not part of the unit of account of the security and therefore are not considered when measuring fair value. We adopted the Update on January 1, 2024, on a prospective basis. The Update did not have a material impact to our consolidated financial statements.

Accounting Standards Update 2023-07 [Member]
Significant Accounting Policies [Line Items]
Accounting Standards Adopted in 2024
ASU 2023-07 expands the disclosures about a public entity’s reportable segments, primarily through enhanced disclosures about significant segment expenses. Specifically, the Update requires a public entity to disclose, on an interim and annual basis, its significant expense categories and amounts for each reportable segment that are regularly provided to the chief operating decision maker (CODM) and included in each reported measure of a segment’s profit or loss. The Update requires a public entity to disclose the title and position of the individual or the name of the group or committee identified as the CODM and disclose how the CODM uses each reported measure of segment profit or loss to assess performance and allocate resources. The Update also amends current guidance by permitting a public entity to report multiple measures of a segment’s profit or loss and clarifies that single reportable segment entities are subject to Topic 280 in its entirety. Additionally, the Update expands the current interim disclosure requirements to require that nearly all of the annual segment disclosures also be made on an interim basis. We adopted the Update on December 31, 2024, on a retrospective basis and accordingly, have recast our prior period segment reporting disclosures as of the earliest period presented to conform to the current period presentation.